Income Taxes - Schedule of Reconciliation of the Federal Statutory Tax Rate to the Effective Income Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate			21.00%		21.00%	21.00%
Foreign Tax					(0.10%)	(0.70%)
Foreign income taxed at non-US rates					(0.20%)	0.00%
Other permanent items					(0.90%)	(1.10%)
Research and development tax credits					2.20%	3.00%
Unrecognized tax benefits					(0.70%)	(0.70%)
Increase in Valuation Allowance					(21.70%)	(21.80%)
Others					0.30%	(0.40%)
Effective income tax rate	(0.04%)	0.00%	(0.12%)	0.00%	(0.10%)	(0.70%)